IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
In-process research and development	$ 145,588	$ 117,388
Deferred tax liability	28,409	30,198
I M M 60 I O X Melanoma Lung Cancers [Member]
IfrsStatementLineItems [Line Items]
In-process research and development	84,213	84,213
I M M 65 I O X Ovarian Prostate Cancers [Member]
IfrsStatementLineItems [Line Items]
In-process research and development	32,997	32,997
I O X [Member]
IfrsStatementLineItems [Line Items]
In-process research and development	117,210	117,210
Oncomer Saugatuck D N A Aptamers [Member]
IfrsStatementLineItems [Line Items]
In-process research and development	178	178
Tarus Adenosine Receptors [Member]
IfrsStatementLineItems [Line Items]
In-process research and development	27,138
Tarus Adenosine Receptors 1 [Member]
IfrsStatementLineItems [Line Items]
In-process research and development	500
Tarus Adenosine Receptors 2 [Member]
IfrsStatementLineItems [Line Items]
In-process research and development	562
Tarus [Member]
IfrsStatementLineItems [Line Items]
In-process research and development	$ 28,200